Note 32 - Transition Period Comparative Information (Unaudited) - Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Loss for the period	$ (1,446)	$ (1,699)	$ (11,223)	$ (27,879)	$ 5,581
Income tax		(12)	913	(6,258)	5,338
Finance expense - net	796	842	3,243	3,395	600
Depreciation and amortization	214	411	430	420	103
Loss/(gain) on sale of assets	(38)	4	2,615	(1,356)
Increase in non-cash working capital		379
Net cash used in operating activities	2,188	(75)	(1,565)	8,897	6,376
Net cash from/(used in) investing activities	(316)		11,856	(16,618)	(26,736)
Repayment of loans from related parties		(770)	(1,520)
Finance lease repayments	(63)	(113)	(304)	(181)
Financing agreements proceeds		3,761	4,000	2,000	330
Financing agreements repayments		(2,000)	(6,000)
Finance expense	(796)	(842)	(3,243)	(3,395)
Cash flows from financing activities	744	36	(7,635)	(1,310)	31,302
Net decrease in cash and cash equivalents	2,616	(39)	2,656	(9,031)	10,942
Cash and cash equivalents at the beginning of the period	4,522	1,939	1,939	10,970	28
Cash and cash equivalents at the end of the period	$ 7,129	$ 1,900	$ 4,522	$ 1,939	$ 10,970